Investments in associates and joint ventures (Summarized financial information of material associates) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Gross amounts of the associates'
Current assets	¥ 48,537,710	¥ 36,966,616
Non-current assets	348,051,801	277,873,123
Current liabilities	(155,950,488)	(130,196,251)
Non-current liabilities	(133,024,419)	(82,456,751)
Equity	107,614,604	102,186,737		¥ 101,693,689		¥ 84,782,706
Equity attributable to shareholders	87,641,566	86,002,995
Non-controlling interests	19,973,038	16,183,742
Revenue	152,459,444	113,814,236	[1]	128,904,873	[1]
Profit/ (loss) from continuing operations attributable to shareholders	1,579,836	8,520,427		13,651,933
Total comprehensive income/ (loss) attributable to shareholders	1,023,118	9,005,227		¥ 14,807,889
Sichuan Hydropower [member]
Gross amounts of the associates'
Current assets	1,113,579	1,245,157
Non-current assets	14,590,921	14,676,021
Current liabilities	(2,477,362)	(2,410,462)
Non-current liabilities	(8,661,852)	(8,901,599)
Equity	4,565,286	4,609,117
Equity attributable to shareholders	3,400,953	3,449,824
Non-controlling interests	1,164,333	1,159,293
Revenue	2,247,781	2,053,327
Profit/ (loss) from continuing operations attributable to shareholders	222,403	173,220
Other comprehensive (loss) /income attributable to shareholders	0	0
Total comprehensive income/ (loss) attributable to shareholders	222,403	173,220
Dividend received from the associates	132,923	145,392
Reconciled to the interests in the associates
Gross amounts of net assets attributable to shareholders of the associate	¥ 3,400,953	¥ 3,449,824
The Company's effective interest	49.00%	49.00%
The Company's share of net assets attributable to shareholders of the associate	¥ 1,666,467	¥ 1,690,414
Impact of adjustments	207,586	207,586
Carrying amount in the consolidated financial statements	1,874,053	1,898,000
SECL [member]
Gross amounts of the associates'
Current assets	16,444,934	14,021,440
Non-current assets	56,079,321	46,584,060
Current liabilities	(20,447,190)	(16,564,310)
Non-current liabilities	(28,491,540)	(19,395,060)
Equity	23,585,525	24,646,130
Equity attributable to shareholders	22,285,077	21,610,140
Non-controlling interests	1,300,448	3,035,990
Revenue	13,908,949	11,427,830
Profit/ (loss) from continuing operations attributable to shareholders	747,657	1,362,028
Other comprehensive (loss) /income attributable to shareholders	521,965	(638,680)
Total comprehensive income/ (loss) attributable to shareholders	1,269,622	723,348
Dividend received from the associates	148,761	198,348
Reconciled to the interests in the associates
Gross amounts of net assets attributable to shareholders of the associate	¥ 22,285,077	¥ 21,610,140
The Company's effective interest	25.02%	25.02%
The Company's share of net assets attributable to shareholders of the associate	¥ 5,574,612	¥ 5,405,776
Impact of adjustments	1,161,810	1,161,810
Carrying amount in the consolidated financial statements	6,736,422	6,567,586
Huaneng Finance [member]
Gross amounts of the associates'
Current assets	25,535,504	13,919,342
Non-current assets	20,786,497	18,055,386
Current liabilities	(39,588,213)	(25,344,346)
Non-current liabilities	(49,904)	(57,368)
Equity	6,683,884	6,573,014
Equity attributable to shareholders	6,683,884	6,573,014
Non-controlling interests	0	0
Revenue	1,393,211	1,093,637
Profit/ (loss) from continuing operations attributable to shareholders	718,970	660,089
Other comprehensive (loss) /income attributable to shareholders	(28,099)	(125,840)
Total comprehensive income/ (loss) attributable to shareholders	690,871	534,249
Dividend received from the associates	116,000	122,000
Reconciled to the interests in the associates
Gross amounts of net assets attributable to shareholders of the associate	¥ 6,683,884	¥ 6,573,014
The Company's effective interest	20.00%	20.00%
The Company's share of net assets attributable to shareholders of the associate	¥ 1,336,777	¥ 1,314,603
Impact of adjustments	0	0
Carrying amount in the consolidated financial statements	1,336,777	1,314,603
Hanfeng Power [member]
Gross amounts of the associates'
Current assets	650,055	806,432
Non-current assets	2,246,412	2,616,639
Current liabilities	(795,815)	(1,045,876)
Non-current liabilities	(27,443)	(37,103)
Equity	2,073,209	2,340,092
Equity attributable to shareholders	2,073,209	2,340,092
Non-controlling interests	0	0
Revenue	2,073,209	2,192,445
Profit/ (loss) from continuing operations attributable to shareholders	52,361	290,470
Other comprehensive (loss) /income attributable to shareholders	0	0
Total comprehensive income/ (loss) attributable to shareholders	52,361	290,470
Dividend received from the associates	127,698	174,366
Reconciled to the interests in the associates
Gross amounts of net assets attributable to shareholders of the associate	¥ 2,073,209	¥ 2,340,092
The Company's effective interest	40.00%	40.00%
The Company's share of net assets attributable to shareholders of the associate	¥ 829,284	¥ 936,037
Impact of adjustments	293,082	293,082
Carrying amount in the consolidated financial statements	1,122,366	1,229,119
Huaneng Group Fuel Company [member]
Gross amounts of the associates'
Current assets	4,327,146	4,642,797
Non-current assets	4,102,426	4,269,520
Current liabilities	(1,778,075)	(1,939,210)
Non-current liabilities	(3,119,462)	(3,432,326)
Equity	3,532,035	3,540,781
Equity attributable to shareholders	3,400,344	3,378,952
Non-controlling interests	131,691	161,829
Revenue	17,166,036	14,356,915
Profit/ (loss) from continuing operations attributable to shareholders	48,876	102,363
Other comprehensive (loss) /income attributable to shareholders	(6,654)	8,723
Total comprehensive income/ (loss) attributable to shareholders	42,222	111,086
Dividend received from the associates	10,000	10,000
Reconciled to the interests in the associates
Gross amounts of net assets attributable to shareholders of the associate	¥ 3,400,344	¥ 3,378,952
The Company's effective interest	50.00%	50.00%
The Company's share of net assets attributable to shareholders of the associate	¥ 1,700,172	¥ 1,689,476
Impact of adjustments	16,521	16,521
Carrying amount in the consolidated financial statements	1,716,693	1,705,997
Hainan Nuclear [member]
Gross amounts of the associates'
Current assets	2,497,765	2,608,909
Non-current assets	22,490,989	23,939,921
Current liabilities	(3,409,360)	(3,330,581)
Non-current liabilities	(17,252,794)	(18,356,288)
Equity	4,326,600	4,861,961
Equity attributable to shareholders	4,326,600	4,861,961
Non-controlling interests	0	0
Revenue	2,504,379	1,897,190
Profit/ (loss) from continuing operations attributable to shareholders	(535,361)	18,618
Other comprehensive (loss) /income attributable to shareholders	0	0
Total comprehensive income/ (loss) attributable to shareholders	(535,361)	18,618
Dividend received from the associates	0	0
Reconciled to the interests in the associates
Gross amounts of net assets attributable to shareholders of the associate	¥ 4,326,600	¥ 4,861,961
The Company's effective interest	30.00%	30.00%
The Company's share of net assets attributable to shareholders of the associate	¥ 1,297,980	¥ 1,458,588
Impact of adjustments	14,076	14,076
Carrying amount in the consolidated financial statements	¥ 1,312,056	¥ 1,472,664

[1]	Restated. The Company completed the acquisition of equity interests of four companies from Huaneng Group, see Note 40 for details. As the acquisition is a business combination under common control, the transaction is accounted for under merger accounting method under PRC GAAP. The assets and liabilities acquired in business combinations are measured at the carrying amounts of the acquirees in the consolidated financial statements of the ultimate controlling party on the acquisition date. The operating results for all periods presented are retrospectively restated as if the current structure and operations resulting from the acquisition had been in existence from the date when the acquirees first became under the control of the same ultimate controlling party. Therefore the relevant comparative figures in the segment information were restated under PRC GAAP while the acquisition is accounted for using acquisition method under IFRS.